Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $871,466 in 2016 and $2,172,677 in 2015)	$ 1,028,663	$ 2,446,921
Equity securities available for sale, at fair value (cost — $85,702 in 2016 and $144,407 in 2015)	93,617	158,082
Commercial mortgage loans on real estate, at amortized cost	98,451	420,569
Policy loans	7,376	10,031
Short-term investments	2,714	90,497
Other investments	58,125	42,330
Total investments	1,288,946	3,168,430
Cash and cash equivalents	8,914	60,137
Premiums and accounts receivable, net	2,000	62,781
Reinsurance recoverables	3,565,032	2,225,924
Accrued investment income	14,252	34,818
Other assets	14,372	114,535
Assets held in separate accounts	1,500,200	1,596,250
Total assets	6,393,716	7,262,875
Liabilities
Future policy benefits and expenses	3,068,051	2,875,419
Unearned premiums	28,062	34,076
Claims and benefits payable	1,412,872	1,719,916
Deferred gain on disposal of businesses	200,424	58,368
Accounts payable and other liabilities	19,467	208,171
Liabilities related to separate accounts	1,500,200	1,596,250
Total liabilities	6,229,076	6,492,200
Commitments and contingencies
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	55,919	515,630
Retained earnings	0	66,510
Accumulated other comprehensive income	103,721	183,535
Total stockholder's equity	164,640	770,675
Total liabilities and stockholder's equity	$ 6,393,716	$ 7,262,875